Subsequent Events (Details) - Unsecured Debt [Member] - Subsequent Event [Member]	Jan. 17, 2020
Maximum [Member] | Three Hundred Sixty Four Day Senior Unsecured Bridge Facility [Member]
Subsequent Event [Line Items]
Maximum ratio of net debt to EBI TDA with step-downs over time	4.50
Maximum [Member] | Senior Unsecured Term Loan Facilities [Member]
Subsequent Event [Line Items]
Maximum ratio of net debt to EBI TDA with step-downs over time	4.50
Minimum [Member] | Three Hundred Sixty Four Day Senior Unsecured Bridge Facility [Member]
Subsequent Event [Line Items]
Maximum ratio of net debt to EBI TDA with step-downs over time	3.50
Minimum [Member] | Senior Unsecured Term Loan Facilities [Member]
Subsequent Event [Line Items]
Maximum ratio of net debt to EBI TDA with step-downs over time	3.50